Property, Plant and Equipment - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Additions to property plant and equipment	€ 9,106	€ 36,262
Additions of property plant and equipment pending of payment	5,849	8,979
Contractual commitment for property plant and equipment	775	3,318
Property, plant and equipment fully depreciated assets still in use	85	0
Arlington Texas
Disclosure of detailed information about property, plant and equipment [line items]
Additions to property plant and equipment		36,262
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment pledged as security	€ 23,202	€ 20,829